Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	$ 4,348.1	$ 4,958.2
Gross unrealized gains	222.4	116.8
Gross unrealized losses	(0.8)	(3.8)
Allowance for credit loss	(0.2)
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	4,126.7	4,845.2
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	87.8	117.6
Gross unrealized gains	0.0	0.0
Gross unrealized losses	(0.2)	0.0
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	88.0	117.6
Total fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	4,435.9	5,075.8
Gross unrealized gains	222.4	116.8
Gross unrealized losses	(1.0)	(3.8)
Allowance for credit loss	(0.2)
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	4,214.7	4,962.8
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	1,101.2	1,413.1
Gross unrealized gains	60.5	31.3
Gross unrealized losses	(0.6)	(1.4)
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	1,041.3	1,383.2
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	34.3	39.6
Gross unrealized gains	1.5	0.9
Gross unrealized losses	0.0	0.0
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	32.8	38.7
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	67.1	50.7
Gross unrealized gains	5.5	2.9
Gross unrealized losses	0.0	0.0
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	61.6	47.8
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	1,826.2	1,959.8
Gross unrealized gains	112.0	54.8
Gross unrealized losses	(0.1)	(0.6)
Allowance for credit loss	(0.2)
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	1,714.5	1,905.6
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	63.4	86.5
Gross unrealized gains	0.7	0.5
Gross unrealized losses	0.0	(0.1)
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	62.7	86.1
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	273.1	328.8
Gross unrealized gains	4.3	4.5
Gross unrealized losses	0.0	(0.4)
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	268.8	324.7
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	2.3	0.2
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	0.0
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	2.3	0.2
Non-agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	7.4	6.5
Gross unrealized gains	0.7	0.0
Gross unrealized losses	0.0	(0.2)
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	6.7	6.7
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Short term investment, available for sale(amortized cost - $117.6 and $117.66)	973.1	1,073.0
Gross unrealized gains	37.2	21.9
Gross unrealized losses	(0.1)	(1.1)
Allowance for credit loss	0.0
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 936.0	$ 1,052.2